Income Taxes - Income (Loss) Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Foreign income before income taxes	$ 106,450,000	$ 20,571,000	$ 0
Income (loss) before taxes	$ 106,450,000	$ 20,571,000	$ (671,983,000)